Reporting Entity And Description Of The Business	12 Months Ended
Dec. 31, 2018
REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS
REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS

1. REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS

Suncor Energy Inc. (Suncor or the company) is an integrated energy company headquartered in Canada. Suncor's operations include oil sands development and upgrading, onshore and offshore oil and gas production, petroleum refining, and product marketing primarily under the Petro-Canada® brand.

The address of the company's registered office is 150 – 6th Avenue S.W., Calgary, Alberta, Canada, T2P 3E3.